Discontinued Operation of Elite English (Tables)	12 Months Ended
May. 31, 2015
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Carrying Amounts of Major Classes of Assets and Liabilities Disposed

The carrying amounts of the major classes of assets and liabilities disposed as of July 2012 were as follows:

US$
Cash and cash equivalents	4,780
Accounts receivable	2,045
Inventory	314

Total current assets	7,139

Property, plant and equipment	2,488

Total assets	9,627

Deferred revenue	9,007
Accrued expense and other current liabilities	620

Total liabilities	9,627

Summary of Operating Results from Disposal of Elite English

Summary operating results from disposal of Elite English, which has been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Net revenue from discontinued operation	1,445	—	—

Loss on discontinued operations, net of tax	(407)	—	—